Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	8,369,288
Proposed Maximum Offering Price per Unit	49.26
Maximum Aggregate Offering Price	$ 412,271,126.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,934.65
Offering Note

(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that becomes issuable under the 2021 Incentive Award Plan (the “2021 Plan”), the 2022 Employment Inducement Award Plan, as amended (the “2022 Plan”) and the 2021 Employee Stock Purchase Plan (“ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.

(2)

Pursuant to 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on March 24, 2026, which date is within five business days prior to filing this Registration Statement.

(3)

Consists of (i) 5,616,234 additional shares of the Registrant’s common stock that became available for issuance on January 1, 2026 under the 2021 Plan, by operation of an automatic annual increase provision therein; (ii) 2,000,000 additional shares of the Registrant’s common stock under the 2022 Plan that became available for issuance on January 1, 2026, pursuant to Amendment No. 3 to the 2022 Plan approved by the Board of Directors of the Registrant; and (iii) 753,054 additional shares of the Registrant’s common stock that became available for issuance on January 1, 2026 under the ESPP, by operation of an automatic annual increase provision therein.